Equity Incentive Plans	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Equity Incentive Plans

11.            Equity Incentive Plans:

Details of the Company’s equity incentive plans and share awards granted through December 31, 2022, are discussed in Note 11 of the Company’s consolidated financial statements for the year ended December 31, 2022, included in the 2022 Annual Report.

On May 16, 2023, the Company's Board of Directors adopted the 2023 Equity Incentive Plan (the “2023 Plan”) and reserved for issuance 631,500 common shares thereunder. On the same date, all of the 631,500 restricted common shares were granted to certain directors, officers and employees of which 411,974 restricted common shares vest in November 2023, 151,026 restricted common shares vest in May 2024 and the remaining 68,500 common shares vest in May 2026. The fair value of each share was $18.19, based on the closing price of the Company’s common shares on the grant date.

The stock-based compensation cost for the six-month periods ended June 30, 2022 and 2023, which is included under “General and administrative expenses” in the unaudited interim condensed consolidated income statements, amounted to $11,480 and $6,360, respectively, and include an amount of $3,370 and $2,140, respectively, recognized in connection with the Company’s Performance Incentive Program. The respective charges were calculated based on the fuel market prices at each period end and assuming 5% of Excess Savings to be awarded by the Board of Directors.

A summary of the status of the Company’s non-vested restricted shares as of June 30, 2023 and the movement during the six-month period ended June 30, 2023 is presented below.

	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2023	460,190	$19.38
Granted	1,081,500	18.42
Vested	(765,715)	18.60
Unvested as at June 30, 2023	775,975	$18.81

As of June 30, 2023, the estimated compensation cost relating to non-vested restricted share awards not yet recognized is $12,728 and is expected to be recognized over the weighted average period of 1.00 year. During the six-month period ended June 30, 2023, the Company paid $548 for dividends to shareholders of non-vested shares.